Note 6 - Real Estate Assets Held for Sale and Discontinued Operations: (Details) (USD $)	3 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Impairment of Real Estate	$ 200,000